Revenues	6 Months Ended
Jun. 30, 2021
Revenues [Abstract]
Revenues	Revenues
Revenues are comprised of the following:

	Six Month Periods Ended
	June 30, 2020	June 30, 2021
Time charter revenue	$94,930	$139,485
Voyage charter revenue	1,379	5,156
Other income	1,331	5,544
Total	97,640	150,185

The Company generates its revenues from time charters or infrequently under voyage contracts. Time charter agreements may have renewal options for one to 12 months. The charter party generally provides typical warranties regarding the speed and the performance of the vessel as well as some owner protective restrictions such that the vessel is sent only to safe ports by the charterer, subject always to compliance with applicable sanction laws, and carry only lawful and non-hazardous cargo. The Company typically enters into time charters ranging from one month to five years and in isolated cases on longer terms depending on market conditions. The charterer has the full discretion over the ports visited, shipping routes and vessel speed, subject only to the owner protective restrictions discussed above. Vessels may also be chartered under voyage charters, where a contract is made for the use of a vessel under which the Company is paid freight on the basis of moving cargo from a loading port to a discharge port. Voyage hire is typically paid partially upon initiation of the voyage and partially upon completion of the performance obligation.

During the six -month periods ended June 30, 2020 and 2021, the Company generated revenue from its time charters of $94,930, and $139,485, respectively. Scrubber fitted vessels are able to earn a premium attributable to the use of the scrubbers installed on board the vessels, to reduce the sulfur content of fuels due to new legislation effective January 1, 2020, which amounted to $6,953 and included in time charter revenue for the six months ended June 30, 2021, compared to $10,863 for the six months ended June 30, 2020.

As of June 30, 2020, one vessel was employed under a voyage charter.

The Company recognized the remaining performance obligation of $222 as of December 31, 2020 as revenue during the first quarter of 2021.

As of June 30, 2021, no vessel was employed under a voyage charter.